Note 21 - Borrowings	12 Months Ended
Dec. 31, 2025
Note 21 - Borrowings
Note 21 - Borrowings
21        Borrowings

	Year ended December 31,
	2025	2024
Non-current
Bank borrowings	368	11,399
	368	11,399
Current
Bank borrowings	305,151	411,541
Bank overdrafts	203	14,458
	305,354	425,999
Total borrowings	305,722	437,398

The maturity of borrowings is as follows:

At December 31, 2025	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	305,354	-	92	276	305,722
Total borrowings	305,354	-	92	276	305,722

Interest to be accrued	3,640	15	11	13	3,679
Total	308,994	15	103	289	309,401

At December 31, 2024	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	425,999	11,399	-	-	437,398
Total borrowings	425,999	11,399	-	-	437,398

Interest to be accrued	6,270	672	-	-	6,942
Total	432,269	12,071	-	-	444,340

Significant borrowings include:

In millions of U.S. dollars
Disbursement date	Borrower	Type	Final maturity	Outstanding
2025	Tubos de Acero de Mexico S.A.	Bilateral	2026	150
2025	Tubos de Acero de Mexico S.A.	Bilateral	2026	50
2025	Tenaris Tubocaribe Ltda.	Bilateral	2026	30

As of December 31, 2025, and 2024, Tenaris was in compliance with all of its covenants, or obtained the necessary waivers from the applicable financial institution if the covenants were not met.

The weighted average annual interest rates before tax shown below were calculated using the rates set for each instrument in its corresponding currency as of December 31, 2025, and 2024, considering hedge accounting where applicable.

	2025	2024
Total borrowings	5.44%	6.52%

Breakdown of long-term and short-term borrowings by currency and rate is as follows:

Non-current borrowings

		Year ended December 31,
Currency	Interest rates	2025	2024
SAR	Fixed	-	9,903
SAR	Variable	-	1,496
EUR	Fixed	368	-
Total non-current borrowings		368	11,399

Current borrowings

		Year ended December 31,
Currency	Interest rates	2025	2024
USD	Variable	230,622	260,866
USD	Fixed	3,057	9,173
EUR	Fixed	41	14,278
ARS	Fixed	19	8,551
SAR	Variable	-	3,018
SAR	Fixed	71,501	130,113
Others	Variable	88	-
Others	Fixed	26	-
Total current borrowings		305,354	425,999

Borrowings evolution

	Year ended December 31, 2025
	2025	2024
At the beginning of the year	437,398	583,437
Translation differences	(632)	(6,805)
Proceeds and repayments, net	(117,114)	(128,761)
Interests accrued less payments	325	(3,707)
Overdrafts variation	(14,255)	(6,766)
At the end of the year	305,722	437,398